Document And Entity Information	3 Months Ended
	Mar. 31, 2013	Jun. 13, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Pub Crawl Holdings, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		125,500,000
Amendment Flag	false
Entity Central Index Key	0001496818
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

Balance Sheet (USD $)	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 93,205	$ 103,241
Prepaid expenses	25	25
Total Assets	93,230	103,266
Current Liabilities
Accounts payable and accrued liabilities	31,626	20,341
Derivative liabilities	537,138	395,285
Total Current Liabilities	568,764	415,626
Convertible debenture, net of unamortized discount of $142,898 and $144,856, respectively	7,102	5,144
Total liabilities	575,866	420,770
STOCKHOLDERS’ DEFICIT
Common Stock Authorized: 750,000,000 common shares with a par value of $0.001 per share Issued and outstanding: 125,500,000 common shares	125,500	125,500
Additional Paid-In Capital	(125,500)	(125,500)
Common Stock Issuable	75,000
Accumulated Deficit during the Development Stage	(557,636)	(317,504)
Total Stockholders’ Deficit	(482,636)	(317,504)
Total Liabilities and Stockholders’ Deficit	$ 93,230	$ 103,266

Balance Sheet (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Preferred stock, authorized	500,000,000	500,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, authorized	750,000,000
Common stock, par value (in Dollars per share)	$ 0.001
Common stock, issued	125,500,000
Common stock, outstanding	125,500,000

Statement of Operations (Unaudited) (USD $)	3 Months Ended	5 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Revenue	$ 50,000	$ 50,000
Operating expenses
Consulting fees	550	25,550
General and administrative	51,900	58,716
Payroll	65,795	85,277
Professional fees	24,157	38,907
Transfer agent fee	220	220
Total operating expenses	142,622	208,670
Loss from operations	(92,622)	(158,670)
Other expense
Loss on change in fair value of derivative liabilities	(141,853)	(387,138)
Interest expense	(5,657)	(11,828)
Total other expense	(147,510)	(398,966)
Net loss	$ (240,132)	$ (557,636)
Weighted average shares outstanding (in Shares)	125,500,000

Statement of Cash Flows (USD $)	3 Months Ended	5 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Net loss for the period	$ (240,132)	$ (557,636)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible debenture	1,958	7,102
Loss on change in fair value of derivative liabilities	141,853	387,138
Changes in operating assets and liabilities:
Prepaid expenses and deposits		(25)
Accounts payable and accrued liabilities	11,285	31,626
Net cash used in operating activities	(85,036)	(131,795)
Financing Activities
Proceeds from issuance of common stock	75,000	75,000
Proceeds from a related party		150,000
Net cash provided by financing activities	75,000	225,000
Increase (decrease) in cash	(10,036)	93,205
Cash, beginning of period	103,241
Cash, end of period	93,205	93,205
Non-cash transactions
Discount on convertible note due to derivative liability		150,000
Effect of reverse merger		$ 125,500

1. Nature of Operations and Continuance of Business	3 Months Ended
Mar. 31, 2013
Nature of Operations [Text Block]
1.      Nature of Operations and Continuance of Business

Pub Crawl Holdings, Inc. (the “Company”) was incorporated in the state of Nevada on May 27, 2010. On June 14, 2010, the Company entered into an Assignment Agreement (the “Acquisition”) with PB PubCrawl.com LLC (“PubCrawl”), a California limited liability company, whereby the Company acquired a 100% interest in the member shares of PubCrawl in exchange for 5,000,000 common shares of the Company. The Acquisition was accounted for in accordance with ASC 805-50, Related Issues, as the companies were under common control prior to acquisition. On September 3, 2012, the Company sold their rights to PubCrawl to the former President and Director of the Company. The Company is a development stage company as defined by FASB guidelines.

On November 28, 2012, the Company acquired 100% of the members shares of Mobile Dynamic Marketing, Inc. (“Mobile Dynamic”), a company incorporated in the state of Florida on November 6, 2012, in exchange for the issuance of 10,000,000 common shares. As part of the acquisition, the Company cancelled 150,000,000 issued and outstanding common shares held by the former President and Director of the Company and the management and directors of Mobile Dynamic acquired 75,000,000 common shares of the Company in a private transaction with the former President and Director of the Company. Effectively, Mobile Dynamic held 73% of the issued and outstanding common shares of the Company and the transaction has been accounted for as a reverse merger, where Mobile Dynamic is deemed to be the acquirer for accounting purposes.

These financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. During the period ended March 31, 2013, the Company has a working capital deficit of $475,534 and an accumulated deficit of $557,636. The continuation of the Company as a going concern is dependent upon the continued financial support from its management, and its ability to identify future investment opportunities and obtain the necessary debt or equity financing, and generating profitable operations from the Company’s future operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

2. Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Significant Accounting Policies [Text Block]
2.      Summary of Significant Accounting Policies

a) Basis of Presentation and Principles of Consolidation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) and are expressed in U.S. dollars. The Company’s fiscal year end is December 31.

b) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

c) Cash and cash equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents. As at March 31, 2013 and December 31, 2012, the Company had no cash equivalents.

d) Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive. As at March 31, 2013 and December 31, 2012, the Company had no potentially dilutive shares.

e) Revenue Recognition

The Company derives revenue from the sale of software products. In accordance with ASC 605, Revenue Recognition, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the amount is fixed and determinable, risk of ownership has passed to the customer and collection is reasonably assured.

f) Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable and accrued liabilities, and convertible debentures. Pursuant to ASC 820, the fair value of our cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. We believe that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

The following table represents assets and liabilities that are measured and recognized at fair value as of March 31, 2013, on a recurring basis:

Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liabilities	-	-	537,138	(141,853)
Total	-	-	537,138	(141,853)

The following table represents assets and liabilities that are measured and recognized at fair value as of December 31, 2012, on a recurring basis:

Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liabilities (Note 5)	-	-	395,285	(245,285)
Total	-	-	395,285	(245,285)

g) Recent Accounting Pronouncements

In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 did not have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-11 “Balance Sheet: Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company is currently evaluating the impact, if any, that the adoption of this pronouncement may have on its results of operations or financial position.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

3. Reverse Merger	3 Months Ended
Mar. 31, 2013
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

3.      Reverse Merger

On November 28, 2012, the Company acquired 100% of the members shares of Mobile Dynamic Marketing, Inc. (“Mobile Dynamic”), a company incorporated in the state of Florida on November 6, 2012, in exchange for the issuance of 10,000,000 common shares. As part of the acquisition, the Company cancelled 150,000,000 issued and outstanding common shares held by the former President and Director of the Company and the management and directors of Mobile Dynamic acquired 75,000,000 common shares of the Company in a private transaction with the former President and Director of the Company. Effectively, Mobile Dynamic held 73% of the issued and outstanding common shares of the Company and the transaction has been accounted for as a reverse merger, where Mobile Dynamic is deemed to be the acquirer for accounting purposes.

As part of the acquisition transaction, all assets and liabilities of Pub Crawl at the date of acquisition were assumed by the former management.

4. Convertible Debentures	3 Months Ended
Mar. 31, 2013
Convertible Debentures
4.      Convertible Debentures

On December 6, 2012, the Company entered into a convertible promissory note agreement for $150,000. Pursuant to the agreement, the loan is unsecured, bears interest at 10% per annum, and is due on December 5, 2014. The note is also convertible into common shares at a conversion price equal to 25% of the average of the three lowest closing prices for the Company’s common shares in the ten trading days prior to conversion, at the option of the note holder, commencing on December 6, 2012.

In accordance with ASC 815, “Accounting for Derivative Instruments and Hedging Activities”, the Company recognized the intrinsic value of the embedded beneficial conversion feature of $150,000. During the period ended March 31, 2013, the Company recorded accretion expense of $1,958.

5. Derivative Liabilities	3 Months Ended
Mar. 31, 2013
Derivatives, Policy [Policy Text Block]
5.      Derivative Liabilities

As at March 31, 2013 and December 31, 2012, the following are the fair value of the derivative to account for the convertibility feature of the convertible debenture as well as the fact that there is no lower limit on the number of issuable common shares upon conversion:

	March 31, 2013 $	December 31, 2012 $
Convertible promissory note, due December 5, 2014	537,138	395,285

During the period ended March 31, 2013, the Company recorded a loss on the fair value of the derivative liability of $141,853 (December 31, 2012 - $245,285). The fair value of the derivative financial liabilities was determined using the multinomial lattice models and the following assumptions:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At December 6, 2012 (issuance date)	318%	0.25%	0%	2.00
At March 31, 2013	355%	0.25%	0%	1.68

6. Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Text Block]	6. Related Party Transactions During the period ended March 31, 2013, the Company incurred payroll expense of $50,246 (December 31, 2012 - $16,000) to management and officers of the Company.

7. Common Shares	3 Months Ended
Mar. 31, 2013
Stockholders' Equity Note Disclosure [Text Block]
7.      Common Shares

a)
On November 6, 2012, the Company issued 1,000,000 founders share with a fair value of $1,000 to management and directors of the Company. The amounts have been recorded as contributed capital. Upon the reverse merger as described in Note 7b), these amounts have been recorded to additional paid-in capital.

b)
On November 28, 2012, the Company acquired 100% of the members shares of Mobile Dynamic Marketing, Inc. in exchange for the issuance of 10,000,000 common shares. As part of the acquisition, the Company cancelled 150,000,000 issued and outstanding common shares held by the former President and Director of the Company and 1,000,000 founders’ shares held by the management and directors of Mobile Dynamic.

c)	As of March 31, 2013, the Company received subscription proceeds of $75,000. Refer to Note 8.

8. Subsequent events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Text Block]	8. Subsequent events On May 7, 2013, the Company issued 10,000,000 common shares at $0.0075 per share for proceeds of $75,000, which was received as of March 31, 2013.

2. Summary of Significant Accounting Policies (Tables)	1 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liabilities (Note 5)	-	-	395,285	(245,285)
Total	-	-	395,285	(245,285)

Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liabilities	-	-	537,138	(141,853)
Total	-	-	537,138	(141,853)

5. Derivative Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Debt [Table Text Block]
	March 31, 2013 $	December 31, 2012 $
Convertible promissory note, due December 5, 2014	537,138	395,285

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At December 6, 2012 (issuance date)	318%	0.25%	0%	2.00
At March 31, 2013	355%	0.25%	0%	1.68

1. Nature of Operations and Continuance of Business (Detail) (USD $)	0 Months Ended		1 Months Ended
	Nov. 29, 2012	Nov. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Nov. 26, 2012
Equity Method Investment, Ownership Percentage	100.00%	73.00%	100.00%	100.00%	100.00%		73.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)	10,000,000	10,000,000	5,000,000	10,000,000
Stock Cancelled During Period, Shares, Cancelled (in Dollars)	$ 150,000,000	$ 150,000,000		$ 150,000,000	$ 1,000,000
Entity's Common Shares Owned by former Officer and Director Sold in Private Transaction (in Shares)	75,000,000	75,000,000
Working Capital Deficit (in Dollars)						475,534
Retained Earnings (Accumulated Deficit) (in Dollars)						$ 557,636

2. Summary of Significant Accounting Policies (Detail) - Assets and Liabilities Measured On a Recurring Basis (USD $)	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 03, 2012
Derivative liabilities	$ (141,853)	$ 537,138	$ (245,285)	$ 395,285
Total	$ (141,853)	$ 537,138

2. Summary of Significant Accounting Policies (Detail) - Assets and Liabilities Measured On a Recurring Basis (USD $)	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 03, 2012
Derivative liabilities (Note 5)	$ (141,853)	$ 537,138	$ (245,285)	$ 395,285
Total			$ (245,285)	$ 395,285

3. Reverse Merger (Detail) (USD $)	0 Months Ended		1 Months Ended
	Nov. 29, 2012	Nov. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Nov. 26, 2012
Equity Method Investment, Ownership Percentage	100.00%	73.00%	100.00%	100.00%	100.00%	73.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)	10,000,000	10,000,000	5,000,000	10,000,000
Stock Cancelled During Period, Shares, Cancelled (in Dollars)	$ 150,000,000	$ 150,000,000		$ 150,000,000	$ 1,000,000
Entity's Common Shares Owned by former Officer and Director Sold in Private Transaction (in Shares)	75,000,000	75,000,000

4. Convertible Debentures (Detail) (USD $)	1 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Derivative, Fair Value, Net	$ 150,000
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Debt Instrument, Convertible, Terms of Conversion Feature	25%
Debt Instrument, Convertible, Beneficial Conversion Feature	150,000
Accretion Expense		$ 1,958

5. Derivative Liabilities (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative, Loss on Derivative	$ 141,853	$ 245,285

5. Derivative Liabilities (Detail) - Fair Value of the Derivative (USD $)	Mar. 31, 2013	Dec. 31, 2012
Convertible promissory note, due December 5, 2014	$ 537,138	$ 395,285

5. Derivative Liabilities (Detail) - Fair Value Assumptions	1 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
	318.00%	355.00%
	0.25%	0.25%
	0.00%	0.00%
	2 years	1 year 248 days

6. Related Party Transactions (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Due to Related Parties	$ 50,246	$ 16,000

7. Common Shares (Detail) (USD $)	0 Months Ended		1 Months Ended			2 Months Ended
	Nov. 29, 2012	Nov. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Nov. 26, 2012
Stock Issued During Period, Shares, New Issues (in Shares)						1,000,000
Stock Issued During Period, Value, New Issues						$ 1,000
Equity Method Investment, Ownership Percentage	100.00%	73.00%	100.00%	100.00%	100.00%	100.00%		73.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)	10,000,000	10,000,000	5,000,000	10,000,000
Stock Cancelled During Period, Shares, Cancelled	150,000,000	150,000,000		150,000,000	1,000,000
Common Stock, Value, Subscriptions							$ 75,000

8. Subsequent events (Detail) (USD $)	1 Months Ended
May 07, 2013
Stock Issued During Period, Shares, Issued for Cash	10,000,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.0075
Stock Issued During Period, Value, Issued for Cash (in Dollars)	$ 75,000